CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 24,278	$ 26,581	$ 83,871	$ 86,647	$ 114,080	$ 26,759	$ 44,566
Total cost of revenue	24,937	22,630	83,021	62,949	90,852	24,702	1,458
Gross profit	(659)	3,951	850	23,698	23,228	2,057	43,108
Operating expenses:
Selling, general and administrative expenses	37,710	37,750	113,555	74,419	72,825	32,399	24,862
Research and development expense	849	184	2,543	429	760	1,635	0
Asset impairment	378	15,183	1,030	15,183	71,070	33,230	73,669
Goodwill impairment	0	5,850	0	5,850	101,470	18,089	0
Change in fair value of contingent consideration, net	0	(5,099)	(131)	(7,006)	(9,600)	(5,503)	5,094
Litigation settlement	2	216	44	5,216	5,432	0	0
Depreciation and amortization	2,271	1,779	5,838	4,548	6,118	5,310	2,229
Total operating expenses	41,210	55,863	122,879	98,639	282,785	97,701	111,682
Loss from operations	(41,869)	(51,912)	(122,029)	(74,941)	(259,557)	(95,644)	(68,574)
Interest and other income (expense):
Interest income	957	417	2,560	812	1,502	108	68
Interest expense	(456)	(308)	(1,523)	(1,683)	(2,139)	(16,078)	(5,684)
Gain on extinguishment of debt	0	300	0	300	300	8,891	(3,940)
Loss on disposal of subsidiaries, net	(30)	0	(218)	(1,264)	(1,264)	276	(952)
Gain on remeasurement of investment	0	0	10,965	2,915	2,915	0	(3,179)
Other income, net	2,574	8	4,460	507	1,261	6,604	(433)
Loss before income taxes and non-controlling interest	(38,824)	(51,495)	(105,785)	(73,354)
Income tax benefit	400	944	925	9,971	11,786	3,308	(417)
Impairment of and equity in gain (loss) of equity method investees	(429)	(1,447)	(2,357)	(2,062)	(3,665)	(131)
Net loss	(38,853)	(51,998)	(107,217)	(65,445)	(256,725)	(111,581)	(96,829)
Net loss attributable to common shareholders	(38,853)	(51,998)	(107,217)	(65,445)	(256,725)	(111,765)	(97,656)
Net loss attributable to non-controlling interest	1,439	187	3,525	459	714	10,501	(852)
Net loss attributable to Ideanomics, Inc. common shareholders	$ (37,414)	$ (51,811)	$ (103,692)	$ (64,986)	$ (256,011)	$ (101,264)	$ (98,508)
Earnings (loss) per share
Basic (in dollars per share)	$ (0.08)	$ (0.11)	$ (0.21)	$ (0.15)	$ (0.57)	$ (0.47)	$ (0.82)
Diluted (in dollars per share)	$ (0.08)	$ (0.11)	$ (0.21)	$ (0.15)	$ (0.57)	$ (0.47)	$ (0.82)
Weighted average shares outstanding:
Basic (in shares)	494,061,205	473,829,962	496,392,410	432,989,602	447,829,204	213,490,535	119,766,859
Diluted (in shares)	494,061,205	473,829,962	496,392,410	432,989,602	447,829,204	213,490,535	119,766,859
Sale of products
Total revenue	$ 15,746	$ 9,676	$ 55,157	$ 21,149	$ 37,009	$ 25,128	$ 0
Total cost of revenue	18,198	9,934	58,963	20,445	37,845	23,644	0
Sale of services
Total revenue	8,412	16,336	28,461	64,339	75,766	1,631	44,566
Total cost of revenue	6,691	12,165	23,879	41,441	51,562	1,058	1,458
Other revenue
Total revenue	120	569	253	1,159	1,305	0	0
Total cost of revenue	$ 48	$ 531	$ 179	$ 1,063	$ 1,445	$ 0	$ 0